united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-493-3313

Date of fiscal year end: 4/30

Date of reporting period: 7/31/17

Item 1. Schedule of Investments.

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Global Aggressive Equity Fund (Unaudited)
July 31, 2017
	Shares	Fair Value
Equity Funds - 99.57%
Alternative - 2.89%
JPMorgan Diversified Alternatives ETF +	160,000	$ 4,179,200
ProShares Short VIX Short-Term Futures ETF * +	6,000	545,700
		4,724,900
Commodities - 0.30%
Teucrium Wheat Fund * +	45,000	328,950
United States Natural Gas Fund LP *	25,000	158,000
		486,950
Developed International - 26.82%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	111,000	3,049,170
First Trust Dorsey Wright International Focus 5 ETF +	363,000	7,543,140
iShares Currency Hedged MSCI Japan ETF +	214,000	6,336,540
iShares Edge MSCI International Value Factor ETF + ^	293,000	7,330,860
iShares MSCI Australia ETF +	182,000	4,131,400
iShares MSCI Austria Capped ETF +	142,000	3,244,700
iShares MSCI Europe Financials ETF	200,000	4,644,000
WisdomTree Europe SmallCap Dividend Fund +	113,000	7,612,810
		43,892,620
Emerging Markets - 10.20%
Hartford Multifactor Emerging Markets ETF + ^	138,000	3,333,169
iShares MSCI All Country Asia ex Japan ETF +	106,000	7,509,040
iShares MSCI India ETF	63,304	2,175,126
SPDR S&P Emerging Asia Pacific ETF +	38,000	3,674,980
		16,692,315
Global - 5.01%
Cambria Global Value ETF +	147,100	3,661,319
Fidelity MSCI Energy Index ETF	247,000	4,547,270
		8,208,589
Large Cap Core - 11.51%
First Trust NASDAQ Technology Dividend Index Fund +	253,000	8,020,100
VanEck Vectors Morningstar Wide Moat ETF +	271,000	10,812,900
		18,833,000
Large Cap Growth - 9.97%
Fidelity Momentum Factor ETF + ^	153,000	4,379,931
iShares PHLX Semiconductor ETF +	59,000	8,671,820
VanEck Vectors Retail ETF +	40,000	3,268,000
		16,319,751
Large Cap Value - 11.69%
Fidelity Value Factor ETF + ^	148,000	4,405,960
iShares U.S. Financial Services ETF +	70,000	8,060,500
Vanguard Consumer Staples ETF +	47,000	6,669,300
		19,135,760
Small/Mid Cap Core - 2.69%
Guggenheim S&P Spin-Off ETF	89,000	4,401,050

Small/Mid Cap Growth - 10.60%
First Trust US Equity Opportunities ETF	71,000	4,319,640
iShares Nasdaq Biotechnology ETF +	12,500	3,988,625
iShares U.S. Medical Devices ETF +	44,000	7,236,240
SPDR S&P Biotech ETF +	23,000	1,797,910
		17,342,415
Small/Mid Cap Value - 7.89%
Guggenheim Solar ETF +	22,000	476,080
Guggenheim MSCI Global Timber	117,000	3,345,030
iShares U.S. Insurance ETF +	109,500	7,077,127
US Global Jets ETF	67,000	2,010,000
		12,908,237

Total Equity Funds (cost $133,213,769)		162,945,587

Refer to the Notes to Financial Statements in this report for further information regarding the values set forth above.

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Global Aggressive Equity Fund (Unaudited) (Continued)
July 31, 2017
	Shares	Fair Value
Money Market Funds - 0.43%
Short-Term Cash - 0.43%
Federated Prime Cash Obligations Fund Institutional Class, 0.86% **	696,329	$ 696,329
Total Money Market Funds (cost $696,329)		696,329

Collateral for Securities Loaned - 21.50%
Dreyfus Government Cash Management Institutional Class, 0.91% **	1,183,323	1,183,323
Milestone Treasury Obligations Fund Institutional Class, 0.80% ** ^	34,000,000	34,000,000
Total Collateral for Securities Loaned (cost $35,183,323)		35,183,323

Total Investments (cost $169,093,421) (a) - 121.50%		$ 198,825,239
Liabilities Less Other Assets - Net - (21.50)%		(35,180,754)
NET ASSETS - 100.00%		$ 163,644,485

+ All or a portion of this security is on loan. Total loaned securities had a value of $34,401,576 at July 31, 2017.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2017.
^ Affiliated issuer.

ETF - Exchange Traded Fund
LP - Limited Partnership
MSCI - Morgan Stanley Capital International
PHLX - Philadelphia Stock Exchange
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$169,623,767 and differs from fair value by net unrealized appreciation (depreciation)
of securities as follows:
Unrealized appreciation:		$ 29,293,418
Unrealized depreciation:		(91,946)
Net unrealized appreciation:		$ 29,201,472

Refer to the Notes to Financial Statements in this report for further information regarding the values set forth above.

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Global Diversified Equity Fund (Unaudited)
July 31, 2017
	Shares	Fair Value
Equity Funds - 99.05%
Commodity Funds - 4.00%
PowerShares DB Agriculture Fund * +	440,000	$ 8,769,200
PowerShares DB Commodity Index Tracking Fund * +	599,000	9,008,960
		17,778,160
Developed International - 27.85%
First Trust Europe AlphaDEX Fund +	105,000	3,802,050
iShares MSCI EAFE Value ETF	385,952	20,567,382
iShares MSCI Europe Financials ETF	365,000	8,475,300
iShares MSCI Italy Capped ETF	186,000	5,535,360
iShares MSCI Spain Capped ETF +	147,000	5,017,110
JPMorgan Diversified Return International Equity ETF +	650,000	37,251,500
Vanguard FTSE Europe ETF	440,000	24,948,000
Vanguard FTSE Pacific ETF	269,000	18,187,090
		123,783,792
Emerging Markets - 21.67%
Goldman Sachs ActiveBeta Emerging Markets Equity ETF +	514,000	17,013,400
iShares MSCI EM ESG Optimized ETF +	7,000	474,740
iShares MSCI Russia Capped ETF	147,500	4,411,725
Schwab Fundamental Emerging Markets Large Company Index ETF +	448,500	12,558,000
SPDR S&P Emerging Asia Pacific ETF + ^	198,000	19,148,580
SPDR S&P Emerging Markets Dividend ETF + ^	1,375,000	42,707,500
		96,313,945
Global - 5.92%
Cambria Global Value ETF	28,000	696,920
iShares Global Healthcare ETF +	234,000	25,620,660
		26,317,580
Large Cap Core - 15.50%
Davis Select Financial ETF * + ^	525,000	11,712,750
iShares Edge MSCI USA Momentum Factor ETF +	220,521	20,283,522
SPDR SSGA Gender Diversity Index ETF + ^	257,000	17,481,140
Vanguard Dividend Appreciation ETF +	208,016	19,418,294
		68,895,706
Large Cap Growth - 17.83%
Fidelity MSCI Information Technology Index ETF +	71,000	3,158,790
iShares Edge MSCI USA Quality Factor ETF +	442,557	33,249,307
SPDR Technology Select Sector Fund +	660,000	37,725,600
Vanguard Information Technology ETF +	35,000	5,133,100
		79,266,797
Large Cap Value - 3.25%
iShares Edge MSCI USA Value Factor ETF +	100,000	7,503,000
SPDR S&P Global Natural Resources ETF +	157,500	6,950,475
		14,453,475
Small/Mid Cap Core - 0.18%
Royce Value Trust, Inc. +	55,094	824,206

Small/Mid Cap Value - 2.85%
First Trust Financial AlphaDEX Fund +	431,000	12,671,400

Total Equity Funds (cost $357,230,467)		440,305,061

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Global Diversified Equity Fund (Unaudited) (Continued)
July 31, 2017
	Shares	Fair Value
Money Market Funds - 1.13%
Short-Term Cash - 1.13%
Federated Prime Cash Obligations Fund Institutional Class, 0.86% **	5,028,125	$ 5,028,125
Total Money Market Funds (cost $5,028,125)		5,028,125

Collateral for Securities Loaned - 8.47%
Dreyfus Government Cash Management Institutional Class, 0.91% **	1,152,490	1,152,490
Milestone Treasury Obligations Fund Institutional Class, 0.80% ** ^	36,500,000	36,500,000
Total Collateral for Securities Loaned (cost $37,652,490)		37,652,490

Total Investments (cost $399,911,082) (a) - 108.65%		$ 482,985,676
Liabilities Less Other Assets - Net - (8.65)%		(38,449,654)
NET ASSETS - 100.00%		$ 444,536,022

+ All or a portion of this security is on loan. Total loaned securities had a value of $36,814,890 at July 31, 2017.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2017.
^ Affiliated issuer.

DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
EM - Emerging Markets
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts
SSGA - State Street Global Advisors

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$402,294,779 and differs from fair value by net unrealized appreciation (depreciation)
of securities as follows:
Unrealized appreciation:		$ 80,744,369
Unrealized depreciation:		(53,472)
Net unrealized appreciation:		$ 80,690,897

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Growth and Income Fund (Unaudited)
July 31, 2017
	Shares	Fair Value
Bond Funds - 50.61%
High Yield Bonds - 2.58%
SPDR Blackstone / GSO Senior Loan ETF	154,816	$ 7,367,693
VanEck Vectors High-Yield Municipal Index ETF	87,772	2,714,788
VanEck Vectors International High Yield Bond ETF +	58,401	1,494,482
		11,576,963
Intermediate/Long-Term Bonds - 34.14%
Fidelity Total Bond ETF + ^	489,963	24,586,343
First Trust TCW Opportunistic Fixed Income ETF + ^	75,000	3,804,750
iShares 3-7 Year Treasury Bond ETF	95,000	11,768,600
iShares TIPS Bond ETF	409,400	46,532,404
PIMCO Active Bond ETF +	343,114	36,545,072
SPDR Doubleline Total Return Tactical ETF	611,922	30,186,112
		153,423,281
International Bond - 5.68%
PowerShares Emerging Markets Sovereign Debt Portfolio +	833,958	24,543,384
Templeton Global Income Fund +	146,395	977,919
		25,521,303
Preferred Security - 1.22%
iShares US Preferred Stock ETF +	140,000	5,495,000

Short-Term Bonds - 6.99%
PIMCO Enhanced Short Maturity Active ETF	308,702	31,413,516

Total Bond Funds (cost $225,349,724)		227,430,063

Equity Funds - 47.89%
Alternative - 1.16%
JPMorgan Diversified Alternatives ETF +	200,000	5,224,000

Balanced - 0.27%
PowerShares CEF Income Composite Portfolio +	50,000	1,200,500

Commodity Funds - 3.46%
PowerShares DB Agriculture Fund * +	112,500	2,242,125
PowerShares DB Commodity Index Tracking Fund * +	885,000	13,310,400
		15,552,525
Developed International - 11.38%
iShares Edge MSCI Min Vol EAFE ETF +	110,973	7,825,816
iShares MSCI EAFE Value ETF	275,000	14,654,750
iShares MSCI Europe Financials ETF	259,000	6,013,980
iShares MSCI Japan ETF +	131,250	7,187,250
iShares MSCI Pacific ex Japan ETF +	58,000	2,693,520
Vanguard FTSE Europe ETF	225,000	12,757,500
		51,132,816
Emerging Markets - 7.52%
iShares Core MSCI Emerging Markets ETF	175,200	9,248,808
iShares MSCI Mexico Capped ETF +	21,000	1,182,300
iShares MSCI Russia Capped ETF	75,000	2,243,250
Morgan Stanley China A Share Fund, Inc. +	172,308	3,839,022
PowerShares FTSE RAFI Emerging Markets Portfolio +	772,800	16,298,352
SPDR S&P Emerging Asia Pacific ETF +	10,000	967,100
		33,778,832
Global - 5.53%
FlexShares Global Upstream Natural Resources Index Fund +	470,000	14,217,500
Global X Uranium ETF +	150,084	2,171,715
iShares Global Healthcare ETF +	77,500	8,485,475
		24,874,690
Large Cap Core - 3.68%
iShares Edge MSCI USA Momentum Factor ETF +	180,000	16,556,400

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Growth and Income Fund (Unaudited) (Continued)
July 31, 2017
	Shares	Fair Value
Large Cap Growth - 6.31%
iShares Edge MSCI USA Quality Factor ETF +	197,613	$ 14,846,665
SPDR Technology Select Sector Fund +	149,000	8,516,840
Vanguard Information Technology ETF +	34,000	4,986,440
		28,349,945
Large Cap Value - 7.50%
iShares Edge MSCI USA Value Factor ETF	325,000	24,384,750
SPDR Financial Select Sector Fund	370,607	9,298,530
		33,683,280
Small/Mid Cap Value - 1.08%
Guggenheim Solar ETF +	224,093	4,849,372

Total Equity Funds (cost $183,247,632)		215,202,360

Money Market Funds - 1.66%
Short-Term Cash - 1.66%
Federated Prime Cash Obligations Fund Institutional Class, 0.86% **	7,481,138	7,481,138
Total Money Market Funds (cost $7,481,138)		7,481,138

Collateral for Securities Loaned - 7.04%
Dreyfus Government Cash Management Institutional Class, 0.91% **	712,939	712,939
Milestone Treasury Obligations Fund Institutional Class, 0.80% ** ^	30,900,000	30,900,000
Total Collateral for Securities Loaned (cost $31,612,939)		31,612,939

Total Investments (cost $447,691,433) (a) - 107.20%		$ 481,726,500
Liabilities Less Other Assets - Net - (7.20)%		(32,362,339)
NET ASSETS - 100.00%		$ 449,364,161

+ All or a portion of this security is on loan. Total loaned securities had a value of $30,933,397 at July 31, 2017.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2017.
^ Affiliated issuer.

CEF - Closed End Fund
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
RAFI - Research Affiliates
SPDR - Standard & Poors' Depositary Receipts
TIPS - Treasury Inflation-Protected Securities

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$448,673,598 and differs from fair value by net unrealized appreciation (depreciation)
of securities as follows:
Unrealized appreciation:		$ 33,549,675
Unrealized depreciation:		(496,773)
Net unrealized appreciation:		$ 33,052,902

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Flexible Income Fund (Unaudited)
July 31, 2017
	Shares	Fair Value
Bond Funds - 86.20%
High Yield Bonds - 19.46%
BlackRock Corporate High Yield Fund, Inc. +	78,416	$ 889,237
iShares iBoxx $ High Yield Corporate Bond ETF +	101,080	8,987,023
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	56,295	5,728,579
PowerShares Senior Loan Portfolio	698,550	16,255,259
SPDR Blackstone / GSO Senior Loan ETF	82,500	3,926,175
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	216,775	6,078,371
VanEck Vectors High-Yield Municipal Index ETF	80,755	2,497,752
		44,362,396
Intermediate/Long-Term Bonds - 41.28%
iShares 3-7 Year Treasury Bond ETF	41,200	5,103,856
iShares 20+ Year Treasury Bond ETF +	19,500	2,418,780
iShares Core U.S. Aggregate Bond ETF	115,626	12,678,391
iShares Intermediate Credit Bond ETF +	85,380	9,413,999
iShares National Muni Bond ETF +	31,275	3,467,459
iShares TIPS Bond ETF	105,048	11,939,756
iShares US Credit Bond ETF +	33,450	3,752,086
NuShares Enhanced Yield US Aggregate Bond ETF	21,400	527,938
PIMCO Active Bond ETF +	59,909	6,380,908
SPDR Doubleline Total Return Tactical ETF +	377,519	18,623,012
Vanguard Intermediate-Term Corporate Bond ETF +	94,483	8,326,787
Vanguard Mortgage-Backed Securities ETF +	41,000	2,164,800
Vanguard Tax-Exempt Bond Index ETF +	10,000	516,500
Vanguard Total Bond Market ETF	107,385	8,804,496
		94,118,768
International Bond - 7.55%
iShares JP Morgan EM Local Currency Bond ETF * +	52,400	2,514,152
iShares JP Morgan USD Emerging Markets Bond ETF	50,350	5,803,341
PowerShares Emerging Markets Sovereign Debt Portfolio	217,561	6,402,820
SPDR Citi International Government Inflation-Protected Bond ETF	43,655	2,486,152
		17,206,465
Preferred Security - 2.08%
iShares US Preferred Stock ETF	86,775	3,405,919
PowerShares Preferred Portfolio +	88,700	1,342,918
		4,748,837
Short-Term Bonds - 15.83%
iShares 1-3 Year Treasury Bond ETF +	111,115	9,398,107
Janus Henderson Short Duration Income ETF	20,000	1,006,000
PIMCO 1-5 Year U.S. TIPS Index ETF +	71,372	3,725,618
PIMCO Enhanced Short Maturity Active ETF	215,922	21,972,223
		36,101,948

Total Bond Funds (cost $196,588,430)		196,538,414

Equity Funds - 8.00%
Commodity Funds - 0.61%
United States Commodity Index Fund *	35,500	1,395,860

Currency - 0.93%
PowerShares DB US Dollar Index Bullish Fund * +	88,000	2,118,160

Developed International - 0.74%
iShares MSCI EAFE ETF	12,500	836,625
iShares MSCI EAFE Value ETF	16,000	852,640
		1,689,265
Emerging Markets - 0.60%
Vanguard FTSE Emerging Markets ETF	32,000	1,376,320

Large Cap Core - 1.87%
iShares Core S&P 500 ETF +	17,160	4,263,574

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Flexible Income Fund (Unaudited) (Continued)
July 31, 2017
	Shares	Fair Value
Large Cap Growth - 0.23%
Vanguard Growth ETF +	4,000	$ 521,080

Large Cap Value - 2.03%
Fidelity MSCI Financials Index ETF +	30,000	1,107,600
SPDR Financial Select Sector Fund +	19,200	481,728
Vanguard High Dividend Yield ETF +	17,000	1,350,140
Vanguard Value ETF +	17,105	1,677,145
		4,616,613
Small/Mid Cap Core - 0.47%
Royce Value Trust, Inc.	70,727	1,058,076

Small/Mid Cap Value - 0.52%
Alerian MLP ETF +	99,500	1,194,000

Total Equity Funds (cost $16,386,150)		18,232,948

	Principal ($)
U.S. Government and Agency Obligations - 3.99%
Fannie Mae Pool, 3.50%, due 12/1/2030	$ 204,491	212,282
Fannie Mae Pool, 3.50%, due 7/1/2032	445,523	466,484
Fannie Mae Pool, 4.00%, due 2/1/2040	240,454	254,663
Fannie Mae Pool, 4.00%, due 10/1/2040	197,228	208,637
Fannie Mae Pool, 4.00%, due 6/1/2041	380,765	402,524
Fannie Mae Pool, 4.00%, due 9/1/2041	428,600	453,044
Fannie Mae Pool, 4.00%, due 12/1/2041	265,219	280,363
Fannie Mae Pool, 5.00%, due 11/1/2039	237,924	263,167
Fannie Mae Pool, 5.00%, due 2/1/2040	349,272	382,767
Fannie Mae Pool, 5.50%, due 12/1/2039	152,621	170,362
Fannie Mae Pool, 5.50%, due 4/1/2040	184,877	205,675
Fannie Mae Pool, 6.00%, due 12/1/2035	234,920	268,640
Fannie Mae Pool, 6.00%, due 12/1/2038	71,284	80,250
Federal Home Loan Mortgage Corp., 2.00%, due 3/12/2020	1,000,000	1,009,900
Federal National Mortgage Association, 2.00%, due 8/28/2020	1,000,000	1,012,179
Freddie Mac Gold Pool, 4.50%, due 2/1/2041	257,263	277,061
Freddie Mac Gold Pool, 5.50%, due 6/1/2034	174,604	193,486
Freddie Mac Gold Pool, 6.00%, due 5/1/2037	70,354	79,808
Freddie Mac Gold Pool, 6.50%, due 4/1/2039	90,896	100,988
Government National Mortgage Association, 3.50%, due 7/16/2039	86,562	88,843
Government National Mortgage Association, 4.00%, due 2/20/2039	163,069	168,821
United States Treasury Note/Bond, 4.25%, due 11/15/2017	2,500,000	2,522,540
Total U.S. Government and Agency Obligations (cost $9,123,155)		9,102,484

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Flexible Income Fund (Unaudited) (Continued)
July 31, 2017
	Shares	Fair Value
Money Market Funds - 1.90%
Short-Term Cash - 1.90%
Federated Prime Cash Obligations Fund Institutional Class, 0.86% **	4,326,219	$ 4,326,219
Total Money Market Funds (cost $4,326,219)		4,326,219

Collateral for Securities Loaned - 17.88%
Dreyfus Government Cash Management Institutional Class, 0.91% **	6,942,911	6,942,911
Milestone Treasury Obligations Fund Institutional Class, 0.80% ** ^	29,500,000	29,500,000
U.S. TIP Notes/Bonds, 0.125% - 0.750%, 4/15/2018 - 2/15/2045	968,221	979,346
U.S. Treasury Bill, 8/10/2017	78,416	78,395
U.S. Treasury Notes/Bonds, 1.125% - 4.000%, 8/15/2018 - 5/15/2046	3,242,940	3,254,245
Total Collateral for Securities Loaned (cost $40,754,897)		40,754,897

Total Investments (cost $267,178,851) (a) - 117.97%		$ 268,954,962
Liabilities Less Other Assets - Net - (17.97)%		(40,964,994)
NET ASSETS - 100.00%		$ 227,989,968

+ All or a portion of this security is on loan. Total loaned securities had a value of $39,849,664 at July 31, 2017.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2017.
^ Affiliated issuer.

DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
EM - Emerging Markets
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MLP - Master Limited Partnership
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts
TIPS - Treasury Inflation-Protected Security

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$266,910,791 and differs from fair value by net unrealized appreciation (depreciation)
of securities as follows:
Unrealized appreciation:		$ 5,028,616
Unrealized depreciation:		(2,984,445)
Net unrealized appreciation:		$ 2,044,171

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS International Equity Fund (Unaudited)
July 31, 2017
	Shares	Fair Value
Equity Funds - 99.12%
Developed International - 50.82%
iShares Edge MSCI International Momentum Factor +	26,500	$ 766,107
iShares Edge MSCI Min Vol EAFE ETF +	9,500	669,940
iShares MSCI Canada ETF	22,000	613,800
iShares MSCI Denmark Capped ETF	23,000	1,514,550
iShares MSCI EAFE Value ETF	140,000	7,460,600
iShares MSCI Israel Capped ETF +	45,000	2,406,150
iShares MSCI Italy Capped ETF	48,500	1,443,360
iShares MSCI Japan ETF	19,500	1,067,820
iShares MSCI Singapore Capped ETF +	77,000	1,913,450
iShares MSCI Spain Capped ETF +	75,500	2,576,815
iShares MSCI Sweden Capped ETF	16,500	563,475
iShares MSCI Switzerland Capped ETF +	20,500	706,635
iShares MSCI United Kingdom ETF +	24,500	835,940
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio +	64,500	2,776,725
		25,315,367
Emerging Markets - 48.30%
iShares Edge MSCI Min Vol Emerging Markets ETF +	46,500	2,655,150
iShares MSCI Emerging Markets Small-Cap ETF	50,000	2,422,500
iShares MSCI Frontier 100 ETF	86,000	2,518,080
iShares MSCI Taiwan Capped ETF +	69,500	2,543,700
PowerShares DWA Emerging Markets Momentum Portfolio +	407,000	7,484,730
Schwab Fundamental Emerging Markets Large Company Index ETF +	192,000	5,376,000
SPDR S&P China ETF +	11,000	1,064,580
		24,064,740

Total Equity Funds (cost $45,507,888)		49,380,107

Money Market Funds - 0.24%
Short-Term Cash - 0.24%
Federated Prime Cash Obligations Fund Institutional Class, 0.86% *	119,324	119,324
Total Money Market Funds (cost $119,324)		119,324

Collateral for Securities Loaned - 11.35%
Dreyfus Government Cash Management Institutional Class, 0.91% *	1,054,191	1,054,191
Milestone Treasury Obligations Fund Institutional Class, 0.80% * ^	4,600,000	4,600,000
Total Collateral for Securities Loaned (cost $5,654,191)		5,654,191

Total Investments (cost $51,281,403) (a) - 110.71%		$ 55,153,622
Liabilities Less Other Assets - Net - (10.71)%		(5,336,728)
NET ASSETS - 100.00%		$ 49,816,894

+ All or a portion of this security is on loan. Total loaned securities had a value of $5,502,480 at July 31, 2017.
* Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2017.
^ Affiliated issuer.

EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
RAFI - Research Affiliates
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $51,284,143 and differs from fair value by net unrealized appreciation (depreciation)
of securities as follows:
Unrealized appreciation:		$ 3,869,479
Unrealized depreciation:		-
Net unrealized appreciation:		$ 3,869,479

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Shelter Fund (Unaudited)
July 31, 2017
	Shares	Fair Value
Equity Funds - 98.62%
Developed International - 20.23%
iShares Core MSCI EAFE ETF	235,000	$ 14,711,000
iShares MSCI EAFE Value ETF +	277,000	14,761,330
		29,472,330
Emerging Markets - 10.22%
iShares Core MSCI Emerging Markets ETF	282,000	14,886,780

Global - 5.06%
iShares MSCI ACWI ETF +	109,500	7,367,160

Large Cap Core - 18.04%
Guggenheim S&P 500 Equal Weight ETF +	279,000	26,270,640

Large Cap Growth - 19.86%
iShares Edge MSCI USA Quality Factor ETF	385,000	28,925,050

Large Cap Value - 25.21%
iShares Edge MSCI USA Value Factor ETF	293,000	21,983,790
Guggenheim S&P 500 Pure Value ETF	242,009	14,735,928
		36,719,718

Total Equity Funds (cost $126,323,791)		143,641,678

Money Market Funds - 2.21%
Federated Prime Cash Obligations Fund Institutional Class, 0.86% *	3,217,537	3,217,537
Total Money Market Funds (cost $3,217,537)		3,217,537

Collateral for Securities Loaned - 3.24%
Dreyfus Government Cash Management Institutional Class, 0.91% *	308,000	308,000
U.S. TIP Notes/Bonds, 0.125% - 2.375%, 7/15/2022 - 1/15/2025	79,789	98,306
U.S. Treasury Bill, 8/17/2017 - 10/5/2017	478,354	477,769
U.S. Treasury Notes/Bonds, 0.750% - 6.000%, 9/30/2017 - 11/15/2046	3,762,473	3,834,672
Total Collateral for Securities Loaned (cost $4,718,747)		4,718,747

Total Investments (cost $134,260,075) (a) - 104.07%		$ 151,577,962
Liabilities Less Other Assets - Net - (4.07)%		(5,933,877)
NET ASSETS - 100.00%		$ 145,644,085

+ All or a portion of this security is on loan. Total loaned securities had a value of $4,601,164 at July 31, 2017.
* Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2017.

ACWI - All Country World Index
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$134,260,075 and differs from fair value by net unrealized appreciation (depreciation)
of securities as follows:
Unrealized appreciation:		$ 17,317,887
Unrealized depreciation:		-
Net unrealized appreciation:		$ 17,317,887

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Quarterly Report

Schedule of Investments - Milestone Treasury Obligations Fund (Unaudited)
July 31, 2017
	Principal	Interest	Maturity
	Amount	Rate	Date	Fair Value

U.S. Government Obligations - 41.49%

U.S. Treasury Bills * - 41.49%
	$ 15,000,000	0.626%	8/3/17	$ 14,999,479
	10,000,000	0.640%	8/17/17	9,997,153
	25,000,000	0.670% - 0.765%	8/31/17	24,985,250
	30,000,000	0.910% - 1.077%	10/5/17	29,945,165
	10,000,000	1.042%	10/12/17	9,979,150
	10,000,000	1.040%	10/26/17	9,975,156
	10,000,000	0.975%	11/2/17	9,974,813
	10,000,000	1.016%	11/9/17	9,971,792
	10,000,000	1.075%	12/7/17	9,961,778
	10,000,000	1.100%	12/14/17	9,958,750
	15,000,000	1.110%	12/28/17	14,931,087
	10,000,000	1.125%	1/11/18	9,949,062

Total U.S. Government Obligations (Cost $164,628,635)				164,628,635

Repurchase Agreements - 58.48%

BNP Paribas Securities Corp., dated 7/31/2017 repurchase price $75,000,000 (Collateralized by: U.S. Treasury Note: $76,085,700, 1.500%, 4/15/2020; aggregate market value plus accrued interest $76,500,005)

	75,000,000	1.040%	8/1/17	75,000,000

Credit Agricole, dated 7/31/2017, repurchase price $97,072,000 (Collateralized by: Federal Farm Credit Bank: $1,400,000, 2.000%, 7/19/2021; aggregate market value plus accrued interest $1,400,870; Federal Home Loan Bank: $1,490,000, 2.875%, 6/14/2024; aggregate market value plus accrued interest $1,552,034; Federal Home Loan Mortgage Corporation: $17,889,516, 2.972% - 4.000%, 4/1/2026 - 3/1/2047; aggregate market value plus accrued interest $18,783,693; Federal National Mortgage Association: $52,741,854, 2.000% - 6.000%, 1/1/2020 - 7/1/2047; aggregate market value plus accrued interest $56,090,731; Government National Mortgage Association: $19,665,476, 2.375% - 4.500%, 3/20/2041 - 7/20/2047; aggregate market value plus accrued interest $21,186,112)

	97,072,000	1.040%	8/1/17	97,072,000

Societe Generale, dated 7/31/2017, repurchase price $60,000,000 (Collateralized by: U.S. Treasury Bill: $6,407,100, 0.000%, 6/21/2018; aggregate market value plus accrued interest $6,338,800; U.S. Treasury Bond: $49,786,000, 3.375%, 5/15/2044; aggregate market value plus accrued interest $54,861,275)

	60,000,000	1.050%	8/1/17	60,000,000

Total Repurchase Agreements (Cost $232,072,000)				232,072,000

Total Investments (Cost $396,700,635) - 99.97%				$ 396,700,635
Other Assets Less Liabilities - Net - 0.03%				117,607
Net Assets - 100.00%				$ 396,818,242

* Interest rate shown is the discounted rate at time of purchase for U.S. Treasury Bills.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes
$396,700,849 and differs from fair value by net unrealized appreciation (depreciation)
of securities as follows:
		Unrealized Appreciation:		$ -
		Unrealized Depreciation:		(214)
		Net Unrealized Depreciation:		$ (214)

Refer to the Notes to Financial Statements in this report for further information regarding the values set forth above.

AdvisorOne Funds Quarterly Report

Schedule of Investments (Unaudited)
July 31, 2017

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds' calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

AdvisorOne Funds Quarterly Report

Schedule of Investments (Unaudited) (Continued)
July 31, 2017

If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds' holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds
The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of July 31, 2017 in valuing the Funds' investments measured at fair value:

CLS Global Aggressive Equity
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 162,945,587	$ -	$ -	$ 162,945,587
Money Market Funds	696,329	-	-	696,329
Collateral for Securities Loaned	35,183,323	-	-	35,183,323
Total	$ 198,825,239	$ -	$ -	$ 198,825,239
CLS Global Diversified Equity
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 440,305,061	$ -	$ -	$ 440,305,061
Money Market Funds	5,028,125	-	-	5,028,125
Collateral for Securities Loaned	37,652,490	-	-	37,652,490
Total	$ 482,985,676	$ -	$ -	$ 482,985,676

AdvisorOne Funds Quarterly Report

Schedule of Investments (Unaudited) (Continued)
July 31, 2017

CLS Growth and Income
Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$ 227,430,063	$ -	$ -	$ 227,430,063
Equity Funds	215,202,360	-	-	215,202,360
Money Market Funds	7,481,138	-	-	7,481,138
Collateral for Securities Loaned	31,612,939	-	-	31,612,939
Total	$ 481,726,500	$ -	$ -	$ 481,726,500
CLS Flexible Income
Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$ 196,538,414	$ -	$ -	$ 196,538,414
Equity Funds	18,232,948	-	-	18,232,948
U.S. Government & Agency Obligations	-	9,102,484	-	9,102,484
Money Market Funds	4,326,219	-	-	4,326,219
Collateral for Securities Loaned	36,442,911	4,311,986	-	40,754,897
Total	$ 255,540,492	$ 13,414,470	$ -	$ 268,954,962
CLS International Equity
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 49,380,107	$ -	$ -	$ 49,380,107
Money Market Funds	119,324	-	-	119,324
Collateral for Securities Loaned	5,654,191	-	-	5,654,191
Total	$ 55,153,622	$ -	$ -	$ 55,153,622
CLS Shelter
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 143,641,678	$ -	$ -	$ 143,641,678
Money Market Funds	3,217,537	-	-	3,217,537
Collateral for Securities Loaned	308,000	4,410,747	-	4,718,747
Total	$ 147,167,215	$ 4,410,747	$ -	$ 151,577,962
Milestone Treasury Obligations
Assets *	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$ -	$ 164,628,635	$ -	$ 164,628,635
Repurchase Agreements	-	232,072,000	-	232,072,000
Total	$ -	$ 396,700,635	$ -	$ 396,700,635
The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is the funds' policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

*Refer to the Portfolios of Investments for security classifications.

AdvisorOne Funds Quarterly Report

Schedule of Investments (Unaudited) (Continued)
July 31, 2017

Repurchase Agreements
The Milestone Treasury Obligations Fund may purchase securities from financial institutions subject to the seller's agreement to repurchase and the Fund's agreement to resell the securities at par. The adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Fund and must have, at all times, an aggregate market value plus accrued interest greater than or equal to the repurchase price. If the market value of the underlying securities falls below 102% of the value of the repurchase price, the Fund will require the seller to deposit additional collateral by the next business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Fund has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

Exchange Traded Funds
The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Securities Lending
CLS Global Aggressive Equity Fund, CLS Global Diversified Equity Fund, CLS Growth and Income Fund, CLS Flexible Income Fund, CLS International Equity Fund, and CLS Shelter Fund have entered into a securities lending arrangement with The Bank of New York Mellon (the “Lending Agent”). Under the terms of the agreement, the Funds are authorized to loan securities through the Lending Agent to approved third-party borrowers. In exchange, the Fund receives cash collateral in the amount of at least 102% of the value of the securities loaned. The value of securities loaned is disclosed in a footnote on the Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

The Lending Agent may invest the cash collateral received in connection with securities lending transactions in the Milestone Treasury Obligations Fund. The Milestone Treasury Obligations Fund is deemed an affiliate of the Trust and is managed by CLS Investments, LLC. The Milestone Treasury Obligations Fund is registered under the 1940 Act as an open end investment company, is subject to Rule 2a-7 under the 1940 Act, which CLS may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Milestone Treasury Obligations Fund.

Securities Lending income is a portion of total investment income and may not continue in the future due to market conditions.

The following table provides information about the Funds' investment in the Milestone Treasury Obligations Fund for the period ended July 31, 2017:
Fund	Number of Shares Held Beginning of Period	Shares Bought	Shares Sold	Number of Shares Held End of Period	Value at End of Period
CLS Global Aggressive Equity	36,000,000	-	2,000,000	34,000,000	$ 34,000,000
CLS Global Diversified Equity	43,800,000	-	7,300,000	36,500,000	36,500,000
CLS Growth and Income	31,900,000	-	1,000,000	30,900,000	30,900,000
CLS Flexible Income	23,500,000	6,000,000	-	29,500,000	29,500,000
CLS International Equity	8,600,000	-	4,000,000	4,600,000	4,600,000

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

/s/Ryan Beach

Ryan Beach, Principal Executive Officer/President

Date 09/19/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Ryan Beach

Ryan Beach, Principal Executive Officer /President

Date 09/19/2017

By (Signature and Title)

/s/Daniel Applegarth

Daniel Applegarth, Principal Financial Officer/Treasurer

Date 09/19/2017